Employee benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits
Employee benefits

18.	Employee benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	12.31.2023	12.31.2022
Liabilities
Short-term employee benefits	1,986	1,452
Termination benefits	143	192
Post-employment benefits	16,382	11,246
Total	18,511	12,890
Current	2,932	2,215
Non-current	15,579	10,675

18.1.	Short-term employee benefits

	12.31.2023	12.31.2022
Variable compensation programs	464	489
Accrued vacation	574	505
Salaries and related charges and other provisions	343	327
Profit sharing	605	131
Total	1,986	1,452
Current	1,944	1,421
Non-current (1)	42	31
(1) Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management.

The Company recognized the following amounts in the statement of income:

Expenses recognized in the statement of income	2023	2022	2021
Salaries, accrued vacations and related charges	(3,478)	(3,006)	(2,665)
Variable compensation programs (1)	(416)	(547)	(469)
Profit sharing (1)	(595)	(131)	(125)
Management fees and charges	(14)	(14)	(15)
Total	(4,503)	(3,698)	(3,274)
(1) It includes adjustments to provisions related to previous years.

18.1.1.	Variable compensation programs

Performance award programs (Programa de Prêmio por Desempenho - PPP and Programa de Prêmio por Performance - PRD)

In 2023, the Company paid US$ 562 in relation to the PPP for 2022, since the metrics relating to the Company’s and individual performances were achieved in 2022.

For 2023, Petrobras revised its variable compensation program, implementing the PRD in replacement of the PPP. In the new model, the PRD is aimed at employees with and without managerial function, as a complementary program to the Profit Sharing (PLR).

The PRD intends to recognize the effort and individual performance of each employee to achieve the Company’s results. The amounts to be paid to each employee continues to be defined by the achievement of the key metrics (which currently are Delta Valor Petrobras - VALOR, Greenhouse Gas Emissions Target Achievement Indicator - IAGEE, and Oil Leak Volume Indicator - VAZO) and of the individual goals (performance management score for all employees, with exception of executive managers, for whom the scorecard of their respective departments will be considered).

The PRD establishes that, in order to trigger this payment, it is necessary to have a declaration and payment of distribution to shareholders approved by the Company’s Board of Directors, as well as net income for the year.

The total amount is limited to a percentage of the net income or the Adjusted EBITDA for the year (a non-GAAP measure defined as net income plus net finance income (expense); income taxes; depreciation, depletion and amortization; results in equity-accounted investments; impairment of assets; results on disposal/write-offs of assets; and results from co-participation agreements in bid areas). For 2023, the PRD is limited to 5% of the adjusted EBITDA.

In 2023, the Company provisioned US$ 415 relating to the PRD (US$ 553 for 2022), recorded in other income and expenses, including variable compensation programs from consolidated companies.

Profit Sharing (Participações nos lucros ou resultados - PLR)

In 2023, the Company settled US$ 134 related to the PLR 2022, considering the agreement for the PLR 2021 and 2022, approved by the Secretariat of Management and Governance of State-owned Companies (SEST), which provided that only employees without managerial functions would be entitled to receive profit sharing with individual limits according to their remuneration.

For 2023, considering the change implemented in the Company's variable compensation programs, the PLR will also include employees with managerial functions, and it becomes the main variable compensation program of the Company.

For the payment of PLR relating to 2023, the Company needs to meet the following triggers: declaration and payment of distribution to shareholders approved by the Company’s Board of Directors, net income for the year, as well as achieving at least 80% of the weighted average of a set of proposed indicators.

For 2023, the total amount is limited to the lower of 6.25% of the net income and to 25% of the distribution to shareholders.

In 2023, the Company provisioned US$ 591 referring to PLR for 2023 (US$ 132 for 2022), recorded in other income and expenses.

Accounting policy for variable compensation programs (PRD, PPP and PLR)

The provisions for variable compensation programs are recognized on an accrual basis, during the periods in which the employees provided services. They represent the estimates of future disbursements arising from past events, based on the criteria and metrics of the PRD, PPP and PLR, provided that the requirements for activating these programs are met and that the obligation can be reliably estimated.

18.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) the Company’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

Voluntary severance programs

The Company has voluntary severance programs specific for employees of the corporate segment and of divested assets, which provide for the same legal and indemnity advantages.

In 2023, 481 employees retired through these programs, while there were 55 enrollments and 179 withdrawals. Changes to the provisions for termination benefits are presented as follows:

	2023	2022
Opening Balance	192	349
Effects in the statement of income	(10)	16
Enrollments	6	18
Revision of provisions	(16)	(2)
Effects in cash and cash equivalents	(53)	(199)
Settlements in the period	(53)	(199)
Translation adjustment	14	26
Closing Balance	143	192
Current	81	75
Non-current	62	117

The provision for expenses is recognized as employees enroll to the programs.

The Company disburse the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

As of December 31, 2023, from the balance of US$ 143, US$ 26 refers to the second installment of 494 retired employees and US$ 117 refers to 1,046 employees enrolled in voluntary severance programs with expected termination by September 2025.

18.3.	Post-employment benefits

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras - AMS), and five other major plans of post-employment benefits (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	12.31.2023	12.31.2022
Liabilities
Health Care Plan - Saúde Petrobras - AMS	9,662	5,813
Petros Pension Plan - Renegotiated (PPSP-R)	4,221	3,606
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,338	1,041
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	519	284
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	461	339
Petros 2 Pension Plan (PP-2)	181	163
Total	16,382	11,246
Current	907	719
Non-current	15,475	10,527

18.3.1.	Nature and risks associated with defined benefit plans

Health Care Plan

The health care plan Saúde Petrobras – AMS is managed and run by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan offers assistance to all employees, retirees, pensioners and eligible family members, according to the rules of the plan, and is open to new employees.

Currently sponsored by Petrobras, Transpetro, PBIO, TBG and Termobahia, this plan is primarily exposed to the risk of increase in medical costs due to inflation, new technologies, new types of coverage and an increase in the utilization of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.

Employees, retirees and pensioners make monthly fixed contributions to cover high-risk procedures and variable contributions for the cost of medical procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines through reimbursement or acquisition and home delivery, with co-participation of beneficiaries.

Benefits are paid by the Company based on the costs incurred by the beneficiaries. The financial participation of the Company and the beneficiaries on the expenses are provided for in the Collective Bargaining Agreement (ACT), being 60% by the Company and 40% by the participants.

As provided in clause 37, paragraph 2 of the Collective Bargaining Agreement 2023-2025, if the resolutions No. 42/2022 and No. 49/2023 of the Commission on Corporate Governance and the Administration of Corporate Holdings of the Brazilian Federal Government (Comissão de Governança Corporativa e de Administração de Participações Societárias da União – CGPAR) are revoked or amended, allowing adjustments in the cost-sharing of health care plans, the Company and the labor unions will meet to implement a new cost-sharing arrangement, in order to minimize the impact on the income of its beneficiaries.

Annual revision of the health care plan

At December 31, 2023, this obligation was revised using the revised actuarial assumptions, which results are shown in note 18.3.2.

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation (Fundação Petrobras de Seguridade Social), a nonprofit legal entity governed by private law with administrative and financial autonomy.

Pension plans in Brazil are regulated by the National Council for Supplementary Pension (Conselho Nacional de Previdência Complementar – CNPC), which establishes all guidelines and procedures to be adopted by the plans for their management and relationship with stakeholders.

Petros Foundation periodically carries out revisions of the plans and, when applicable, establishes measures aiming at maintaining the financial sustainability of the plans.

The net obligation with pension plans recorded by the Company is measured in accordance with the requirements of IFRS which has a different measurement methodology to that applicable to pension funds, regulated by the Post-Retirement Benefit Federal Council (Conselho Nacional de Previdência Complementar – CNPC).

On March 29, 2023, the Deliberative Council of Petros Foundation approved the financial statements of the pension plans for the year ended December 31, 2022, sponsored by the Company.

The following table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2022 with the net actuarial liability registered by the Company at the same date (an updated reconciliation with the results of the plans as of December 31, 2023 will be disclosed in the first quarter of 2024, after the approval of Petros Foundation Deliberative Council of its financial statements for the year):

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	330	341
Ordinary and extraordinary future contributions - sponsor	4,212	1,079
Contributions related to the TFC - sponsor	691	391
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,343)	(431)
Net actuarial liability recorded by the Company	3,890	1,380
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

•	Sponsor Contributions – in the calculation of the obligation, Petros considers the future cash flow of ordinary and extraordinary sponsor and participants contributions, discounted to present value, according to the CNPC criteria, while the Company only considers them as they are made.
•	Financial Assumptions - the main difference is the definition of the real interest rate established by Petros, which is according to the expected profitability of the current investment portfolios and the parameters published by the CNPC, considering a moving average of recent years in setting safety limits. On the other hand, the Company determines the real interest rates through an equivalent rate that combines the maturity profile of pension and healthcare obligations with the future yield curve of long-term Brazilian Federal Government securities (“Tesouro IPCA”, formerly known as NTN).
•	Changes in the fair value of plan assets – Petros measures government securities based on its curve, with a portfolio immunization strategy, while in the Company measures at market value.

The major post-retirement pension benefits sponsored by the Company are:

. Petros Plan - Renegotiated (PPSP-R)

. Petros Plan - Renegotiated - Pre-70 (PPSP-R Pre-70)

. Petros Plan - Non-renegotiated (PPSP-NR)

. Petros Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre-70)

. Petros 2 Plan (PP-2)

. Petros 3 Plan (PP-3)

Currently, PPSP-R, PPSP-NR, PPSP-R Pre-70, PPSP-NR Pre-70 and PP-3 are sponsored by Petrobras, and PP-2 by Petrobras, Transpetro, PBIO, TBG, Termobahia and Termomacaé.

The PPSP-R and PPSP-NR were created in 2018 as a split of Petros Plan (PPSP) originally established by the Company in July 1970. On January 1, 2020, PPSP-R Pre-70 and PPSP-NR Pre-70 were created as a split of PPSP-R and PPSP-NR, respectively.

Pension plans supplement the income of their participants during retirement, in addition to guaranteeing a pension for the beneficiaries in case of the death of a participant. The benefit consists of a monthly income supplementing the benefit granted by the Brazilian Social Security Institute.

The following table provides other characteristics of these plans:

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.

Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (1).	Financial obligations with a principal amounting to US$131 at 12/31/2023.	Financial obligations with a principal amounting to US$390 at 12/31/2023.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$267 at 12/31/2023.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.
(1) This obligation is recorded in these financial statements, within actuarial liabilities.

Debt Assumption Instrument relating to Deficit Settlement Plan 2015 (PED 2015)

On October 18, 2022, the Company assumed its commitment for the payment of extraordinary sponsor’s contributions in the scope of PED 2015, implemented in 2017, together with the PPSP-R and the PPSP-NR. These contributions were not previously made due to court injunctions.

The amount owed by Petrobras is US$ 230 (R$ 1,114 million) and refers to amounts not charged from July 2020 to December 2021. The Company paid US$ 44 on October 28, 2022, and the remaining balance will be paid according to the payroll in return for the collection of the portion of participants and assisted.

The effects of this plan have already been recognized in the financial statements in the years in which they were implemented.

At December 31, 2023, the balance of this instrument, recorded within actuarial liabilities, is US$ 165 (US$ 168 at December 31, 2022).

Deficit Settlement Plan 2021 referring to the PPSP-R plan (PED 2021)

On November 10, 2022, Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021. On April 1, 2023, this plan was implemented, following a favorable decision held on March 17, 2023 by the SEST.

This deficit, amounting to US$ 1,759 (R$ 8,515 million) as of December 31, 2023, is being settled on an equal basis between sponsors and participants (except in certain situations where it is self-sponsored by the participants) of which US$ 829 (R$ 4,012 million) paid by Petrobras, during the lifetime of the plan.

Deficit Settlement Plan 2022 referring to the PPSP-NR plan (PED 2022)

On December 22, 2023, the Company's Board of Directors approved a plan to settle the deficit registered by the PPSP-NR in 2022 (PED 2022), which was submitted for review by the SEST.

The PED 2022 provides for the settlement of a US$ 298 deficit (R$1,557 million) as of December 31, 2022, which meets the solvency needs of the plan, according to studies conducted by the Petros Foundation. This deficit, updated by the actuarial target of the plan until December 2023, amounts to US$ 367 (R$ 1,775 million).

According to Supplementary Laws 108/2001 and 109/2001, as well as Resolution No. 30/2018 of the CNPC, the deficit must be settled in equal parts among sponsors and participants of the PPSP-NR. Therefore, the Company will contribute with US$ 171 (R$ 827 million) of the deficit updated until December 2023.

Before the implementation of extraordinary collections of the PED 2022 by the Petros Foundation, scheduled to begin in April 2024, this settlement plan must receive a favorable assessment from the SEST.

The disbursement by the sponsors will decrease over the life of the plan, with an estimated additional average annual flow of US$ 12 (R$ 60 million) in the first 5 years.

The actuarial liability of the PPSP-NR as of December 31, 2023 reflects the effects of implementing new extraordinary contributions following the implementation of the PED 2022.

Annual revision of the pension plans

At December 31, 2023, this obligation was revised using the actuarial assumptions in force, which results are shown in note 18.3.2.

18.3.2.	Net actuarial liabilities and expenses, and fair value of plans assets
a)	Changes in the actuarial liabilities recognized in the statement of financial position

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

For information on actuarial assumptions used to determine the defined benefit obligation, see the table in Note 18.3.6.

Changes in the actuarial liabilities related to pension and healthcare plans with defined benefit characteristics is presented as follows:

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	14,941	4,806	1,357	9,662	30,766
(-) Fair value of plan assets	(10,201)	(3,007)	(1,176)	−	(14,384)
Net actuarial liability as of December 31, 2023	4,740	1,799	181	9,662	16,382
Changes in the net actuarial liability
Balance as of January 1, 2023	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	490	169	30	853	1,542
Current service cost	11	2	10	144	167
Net interest	479	167	20	709	1,375
Recognized in Equity - other comprehensive income	433	253	(14)	2,902	3,574
Remeasurement effects (2)	433	253	(14)	2,902	3,574
Cash effects	(385)	(115)	(12)	(415)	(927)
Contributions paid	(357)	(103)	(12)	(415)	(887)
Payments related to Term of financial commitment (TFC)	(28)	(12)	−	−	(40)
Other changes	312	112	14	509	947
Others	−	−	−	1	1
Translation Adjustment	312	112	14	508	946
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes a complement of US$ 109 related to 2022.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	12,771	4,119	1,102	5,813	−	23,805
(-) Fair value of plan assets	(8,881)	(2,739)	(939)	−	−	(12,559)
Net actuarial liability as of December 31, 2022	3,890	1,380	163	5,813	−	11,246

Changes in the net actuarial liability
Balance as of January 1, 2022 (2)	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	457	129	33	609	−	1,228
Current service cost	10	1	13	105	−	129
Net interest	447	128	20	504	−	1,099
Recognized in Equity - other comprehensive income	420	417	(45)	791	−	1,583
Remeasurement effects recognized in other comprehensive income	420	417	(45)	791	−	1,583
Cash effects	(1,325)	(421)	−	(384)	−	(2,130)
Contributions paid	(304)	(94)	−	(384)	−	(782)
Payments related to Term of financial commitment (TFC)	(1,021)	(327)	−	−	−	(1,348)
Other changes	288	86	10	312	(11)	685
Others	−	−	−	1	(10)	(9)
Translation Adjustment	288	86	10	311	(1)	694
Balance at December 31, 2022	3,890	1,380	163	5,813	−	11,246
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes the payment of US$ 1,324 of a portion of the TFC made on February 25, 2022.

b)	Changes in present value of the obligation

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	12,771	4,119	1,102	5,813	23,805
Recognized in the Statement of Income	1,559	496	141	853	3,049
Interest expense	1,548	494	131	709	2,882
Service cost	11	2	10	144	167
Recognized in Equity - other comprehensive income	737	274	73	2,902	3,986
Remeasurement: Experience (gains) / losses (2)	(318)	(107)	(94)	54	(465)
Remeasurement: (gains) / losses - demographic assumptions	929	80	(1)	127	1,135
Remeasurement: (gains) / losses - financial assumptions (2)	126	301	168	2,721	3,316
Others	(126)	(83)	41	94	(74)
Benefits paid, net of assisted contributions	(1,165)	(413)	(61)	(413)	(2,052)
Contributions paid by participants	25	6	9	−	40
Translation Adjustment	1,014	324	93	507	1,938
Present value of obligations at the end of the year	14,941	4,806	1,357	9,662	30,766
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes a complement of US$ 109 related to 2022.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	11,481	3,485	987	4,485	9	20,447
Recognized in the Statement of Income	1,277	382	129	609	−	2,397
Interest expense	1,267	381	116	504	−	2,268
Service cost	10	1	13	105	−	129
Recognized in Equity - other comprehensive income	281	380	(6)	791	−	1,446
Remeasurement: Experience (gains) / losses	1,367	687	95	(277)	−	1,872
Remeasurement: (gains) / losses - demographic assumptions	−	4	6	(25)	−	(15)
Remeasurement: (gains) / losses - financial assumptions	(1,086)	(311)	(107)	1,093	−	(411)
Others	(268)	(128)	(8)	(72)	(9)	(485)
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Contributions paid by participants	23	6	−	−	−	29
Others	−	−	1	−	(9)	(8)
Translation Adjustment	797	245	63	312	−	1,417
Present value of obligations at the end of the year	12,771	4,119	1,102	5,813	−	23,805
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

c)	Changes in the fair value of plan assets

Petrobras has four pension plans (PPSP-R, PPSP-NR, PPSP-R Pre-70) which are currently making use of plan assets, and one plan (PP-2) in which most of participants are in the phase of accumulating funds.

Therefore, changes to the fair value of plan assets reflect these effects, including inflows of contributions, outflows of funds for payment of benefits, and the return of these assets.

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	8,881	2,739	939	−	12,559
Recognized in the Statement of Income	1,069	327	111	−	1,507
Interest income	1,069	327	111	−	1,507
Recognized in Equity - other comprehensive income	304	21	87	−	412
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	304	21	87	−	412
Cash effects	385	115	12	415	927
Contributions paid by the sponsor (Company)	357	103	12	415	887
Term of financial commitment (TFC) paid by the Company	28	12	−	−	40
Other Changes	(438)	(195)	27	(415)	(1,021)
Contributions paid by participants	25	6	9	−	40
Benefits paid, net of assisted contributions	(1,165)	(413)	(61)	(413)	(2,052)
Translation Adjustment	702	212	79	(2)	991
Fair value of plan assets at the end of the year	10,201	3,007	1,176	−	14,384
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	7,431	2,316	822	−	(2)	10,567
Recognized in the Statement of Income	820	253	96	−	−	1,169
Interest income	820	253	96	−	−	1,169
Recognized in Equity - other comprehensive income	(139)	(37)	39	−	−	(137)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(139)	(37)	39	−	−	(137)
Cash effects	1,325	421	−	384	−	2,130
Contributions paid by the sponsor (Company)	304	94	−	384	−	782
Term of financial commitment (TFC) paid by the Company	1,021	327	−	−	−	1,348
Other Changes	(556)	(214)	(18)	(384)	2	(1,170)
Contributions paid by participants	23	6	−	−	−	29
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Transfer and contribution for PP-3	−	−	−	−	2	2
Translation Adjustment	509	159	54	−	−	722
Fair value of plan assets at the end of the year	8,881	2,739	939	−	−	12,559
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Investment management of pension plan assets

Petros Foundation annually prepares Investment Policies (PI) specific to each plan, following two models:

(i)	for Petros 2, the achievement of the actuarial goal with the lowest value at risk; and
(ii)	for defined benefit plans, the minimal mismatch in net cash flows, conditioned to the achievement of the actuarial target.

Pension plans assets follow a long-term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually, using an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a 30-year period.

Pension plan assets by type of asset are set out as follows:

				2023		2022
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	1,466	1,466	10%	1,353	11%
Fixed income	3,212	7,698	10,910	75%	8,845	70%
Government bonds	1,756	7,694	9,450	−	7,450	−
Fixed income funds	786	−	786	−	864	−
Other investments	670	4	674	−	531	−
Variable income	735	210	945	5%	1,427	9%
Common and preferred shares	735	−	735	−	1,184	−
Other investments	−	210	210	−	243	−
Structured investments	185	31	216	4%	159	4%
Real estate properties	−	541	541	4%	490	4%
	4,132	9,946	14,078	98%	12,274	98%
Loans to participants	−	306	306	2%	285	2%
Fair value of plan assets at the end of the year	4,132	10,252	14,384	100%	12,559	100%

There is no plan asset for the health care plan. Loans to participants of pension plans are measured at amortized cost, which is considered an appropriate estimate of fair value.

As of December 31, 2023, the investment portfolio included Company’s common shares in the amount of US$ 1 (US$ 1 in 2022) and real estate properties leased by the Company in the amount of US$ 26 (US$ 2 in 2022).

d)	Net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Related to active employees (cost of sales and expenses)	(48)	(9)	(14)	(299)	−	(370)
Related to retirees (other income and expenses)	(442)	(160)	(16)	(554)	−	(1,172)
Net expenses for 2023	(490)	(169)	(30)	(853)	−	(1,542)
Net expenses for 2022	(457)	(129)	(33)	(609)	−	(1,228)
Net expenses for 2021	(469)	(178)	(72)	(1,388)	9	(2,098)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

18.3.3.	Contributions

In 2023, the Company contributed US$ 927 to the defined benefit plans (US$ 2,130 in 2022), reducing the balance of obligations of these plans, as presented in note 18.3.2. In addition, the Company contributed with US$ 232 and US$ 2, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 197 for PP-2 and US$ 2 for PP-3 in 2022), which were recognized in the statement of income.

For 2024, the expected contributions for the PPSP-R, PPSP-NR, PPSP-R pre-70, PPSP-NR pre-70 and for the defined benefit portion of PP-2, amounts to US$ 524, while for the defined contribution portion of PP-2 amounts to US$ 238.

The contribution to the defined benefit portion of the PP-2, which had been suspended since July 2012, was reestablished in April 2023, according to the decision of the Petros Foundation's Deliberative Council, Thus, a portion of the monthly contribution became allocated to risk coverage (mainly for the payment of benefits such as lump sum death benefit and for the coverage of minimum guarantees), reducing the balance of the actuarial obligation as contributions are made.

18.3.4.	Expected future cash flows

The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period.

	2023					2022
	Pension Plan			Health Care Plan	Total	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Up to 1 Year	225	387	84	388	1,084	1,728
1 to 5 Years	4,915	1,602	361	2,077	8,955	7,021
6 to 10 Years	3,579	1,125	276	1,990	6,970	5,367
11 To 15 Years	2,514	747	205	1,646	5,112	3,762
Over 15 Years	3,708	945	431	3,561	8,645	5,927
Total	14,941	4,806	1,357	9,662	30,766	23,805
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

18.3.5.	Future payments to participants of defined benefit plans that are closed to new members

The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements.

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans.	11.18	7.29	10.92	7.22

18.3.6.	Measurement uncertainties associated with the defined benefit obligation

The significant financial and demographic actuarial assumptions used to determine the defined benefit obligation are presented in the following table:

					Pension Plans	2023 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation)(1)	9.53%	9.52%	9.46%	9.46%	9.56%	9.56%
Real discount rate	5.42%	5.41%	5.35%	5.35%	5.45%	5.45%
Nominal expected salary growth (including inflation) (2)	4.89%	4.63%	4.89%	4.63%	7.07%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	13.11% a 3.75% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: PPSP-R: Ex Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	PPSP-R: AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.90% for 2024 and converging to 3.75% in 2031 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

					Pension Plans	2022 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation)(1)	11,95%	11,95%	11.93%	11.93%	11.97%	11,97%
Real discount rate	6.16%	6.16%	6.15%	6.15%	6.18%	6.18%
Nominal expected salary growth (including inflation) (2)	6.27%	6.16%	6.27%	6.16%	7.74%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	9.87% a 3.25% p.a.
Mortality table	Petros Experience 2013	Petros Experiences 2020	Petros Experiences 2016	Petros Experiences 2020	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros 2013
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	n/a	n/a	1st eligibility	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 5.45% for 2023 and converging to 3.25% in 2027 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

The most significant assumptions are described in Note 4.4.

18.3.7.	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the discount rate and in the estimated future medical costs is set out below:

	Discount Rate				Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,804)	2,357	(1,102)	1,364	1,388	(1,133)
Current Service cost and interest cost	(31)	73	(67)	82	198	(157)

Accounting policy for post-employment defined benefits

The obligations related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected credit unit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled.

Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic and financial assumptions, medical costs estimate, historical data related to benefits paid and employee contributions, as set out in note 4.

Service cost is accounted for within the statement of income and is comprised of: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability is the change during the period in the net defined benefit liability that arises from the passage of time. Such interest is accounted for in the statement of income.

Remeasurement of the net defined benefit liability is recognized in shareholders’ equity, in other comprehensive income, and is comprised of: (i) actuarial gains and losses; and (ii) return on plan assets, excluding net interest on the net defined liability, net of defined benefit plan assets.

The Company also contributes to defined contribution plans, on a parity basis in relation to the employee's contribution, that are expensed when incurred.